Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2024
Schedule of Intangible Assets, Net [Abstract]
Intangible assets	$ 290,000	$ 290,000
Less: accumulated amortization	(81,875)	(63,750)
Total	$ 208,125	$ 226,250